Fees Summary	Aug. 03, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,585,000
Previously Paid Amount	0.00
Total Fee Amount	356.99
Total Offset Amount	0.00
Net Fee	$ 356.99